Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of long-term investments
	As of December 31,
	2021	2020
Equity method investments:
Shidong (Suzhou) Investment Co., Ltd. (“Suzhou Investment”)	$55,324	$67,926
Equity investments without readily determinable fair value:
Shenzhen Jiazhong Creative Capital LLP (“Jiazhong”)	1,568,455	1,532,591
Beijing Xingshuizhixing Technology Co., Ltd. (“Xingshuizhixing”)	1,254,764	-
Zhejiang Wangxin Health Technology Co., Ltd. (“Wangxin”)	1,035,180	-
Hangzhou Zhongfei Aerospace Health Management Co., Ltd. (“Zhongfei”)	470,537	459,774
Shanghai Zhongren Yinzhirun Investment Management Partnership (“Yinzhirun”)	313,691	306,518
Jiangxi Cheyi Tongcheng Car Networking Tech Co., Ltd.(“Cheyi”)	249,027	243,332
Chengdu Zhongfuze Management LLP(“Zhongfuze”)	78,423	76,630
Shanghai Outu Home Furnishings Co., Ltd. (“Outu”)	78,423	76,630
Zhejiang Qianshier Household Co., Ltd.(“Qianshier”)	78,423	76,630
Taizhoujia Menkou Auto Greengrocer’s Delivery Technology Co., Ltd. (“Taizhoujia”)	78,423	76,630
Zhejiang Yueteng Information Technology Co., Ltd. (“Yueteng”)	78,423	76,630
Shidong Funeng(Ruzhou) Industry Development Co., Ltd.( “Funeng”)	42,348	41,380
Dongguan Zhiduocheng Car Service Co., Ltd. (“Car Service”)	-	27,587
Beijing Yunshang E-commerce Co., Ltd. (“Yunshang E-commerce”)	-	22,989
Total	$5,381,441	$3,085,247